Share-based payments (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Composition of Share Based Payments Expense

The following table presents the composition of share-based payments expense for the six months ended December 31, 2022, and the twelve months ended June 30, 2022, 2021, and 2020.

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Share rights granted in current year	$444,480	$2,620,399		—
Performance rights granted in current year	2,274,551	10,810,456	2,305,467	—
Performance rights granted in prior years	2,582,698	192,285	—	52,525
Options granted in current year	—	—	—	75,877
Options granted in prior years	52,700	907,609	2,162,519	4,938,260
Share based payment expense	5,354,429	14,530,749	4,467,986	5,066,662
Payments of withholding tax - Performance rights	(133,878)	(2,501,992)	—	—
Settlement of limited recourse loan	—	—	(893,906)
Exchange differences	(84,564)	—	—	—
Movement in share-based payments reserve	$5,135,987	$12,028,757	$3,574,080	$5,066,662

Summary of Movements of All Share Rights Issued

A summary of movements of all share rights issued is as follows:

Note 27 - Share-based payments (continued)

Number on issue
Share rights outstanding at July 1, 2021
Granted	309,049
Forfeited	(6,510)
Exercised	—
Share rights outstanding at June 30, 2022	302,539
Share rights exercisable at July 1, 2022	302,539
Granted	436,403
Forfeited	—
Exercised	(302,539)
Share rights outstanding at December 31, 2022	436,403
Share rights exercisable at December 31, 2022	16,433

Summary of Share Rights	Further details of the share rights granted during the six months ended December 31, 2022, are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Anthony Bellas	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	$68,758
Andrew Liveris	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Robert Cooper	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Zhanna Golodryga	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Robert Natter	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Robert Natter	October 26, 2022	7,263	October 26, 2022	$2.90	June 30, 2024	14,112
Jean Oelwang	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Jean Oelwang	October 26, 2022	9,170	October 26, 2022	$2.90	June 30, 2024	17,820
Total expense recognized						$444,480

Summary of Movements of All Performance Rights Issued

A summary of movements of all performance rights issued is as follows:

Number on issue
2022
Performance rights outstanding at July 1, 2021	1,600,000
Granted	5,344,777
Forfeited	(200,000)
Exercised	(1,687,500)
Performance rights outstanding at June 30, 2022	5,057,277
Granted	6,547,018
Forfeited	(128,503)
Exercised	(463,897)
Performance rights outstanding at December 31, 2022	11,011,895
Performance rights vested at December 31, 2022	—

Summary of Performance Rights

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Rashda Buttar	October 26, 2022	482,441	¼ July 1, 2023	$2.23	Cessation of employment	$197,861
			¼ July 1, 2024
			¼ July 1, 2025
			¼ July 1, 2026
Rashda Buttar	October 26, 2022	359,300	June 30, 2025	$2.90	Cessation of employment	122,712
Nick Liveris	October 26, 2022	778,400	June 30, 2025	$2.90	Cessation of employment	265,848
Chris Burns	October 26, 2022	2,275,400	June 30, 2025	$2.90	Cessation of employment	777,119
Non-KMP employees	July 1, 2022	1,856,557	¼ July 1, 2023	$2.23	Cessation of employment	782,636
			¼ July 1, 2024
			¼ July 1, 2025
			¼ July 1, 2026
Non-KMP employees	September 4, 2022	345,186		$2.06	Cessation of employment	84,803
Non-KMP employees	September 16, 2022	89,272		$2.10	Cessation of employment	19,134
Non-KMP employees	September 22, 2022	27,485		$2.04	Cessation of employment	6,327
Non-KMP employees	November 7, 2022	16,030		$1.86	Cessation of employment	1,988
Non-KMP employees	July 6, 2022	31,079	4 equal annual	$2.28	Cessation of employment	12,168
Non-KMP employees	July 12, 2022	21,557	tranches	$2.05	Cessation of employment	—	*
Non-KMP employees	July 7, 2022	26,946	commencing on the	$2.40	Cessation of employment	—	*
Non-KMP employees	December 20, 2022	167,532	anniversary of	$1.70	Cessation of employment	1,904
Non-KMP employees	December 6, 2022	69,833	employment	$2.06	Cessation of employment	2,051
Total number issued		6,547,018				$2,274,551

* Performance rights issued during the period, however following cessation of employment the expense has been reversed prior to vesting conditions being satisfied.

Performance rights net settled for withholding tax obligations

Summary of Group Net Settled in Share-Based Payments

During the six months ended December 31, 2022, the Group net settled the following share-based payments:

Name	Vesting date	Performance rights vested & exercised	Net settled shares	Withholding obligation (USD)
Non-KMP employees	July 19, 2022	10,000	5,996	$5,993
Non-KMP employees	December 11, 2022	200,000	92,000	126,540
Non-KMP employees	December 20, 2022	3,897	2,718	1,345
Total				$133,878

Summary of Movements of Options Issued

A summary of movements of all options issued is as follows:

	Number on issue	Weighted Average Exercise Price (AUD)
Options outstanding as of July 1, 2021	32,103,334	$0.54
Granted to employees	—	—
Forfeited	(2,740,000)	$0.53
Exercised	(33,333)	$0.50
Options outstanding as of June 30, 2022	29,330,001	$0.51
Vested options outstanding as of June 30, 2022	13,796,667	$0.52
Forfeited	(66,667)	$0.50
Exercised	(170,000)	$0.90
Options outstanding as of December 31, 2022	29,093,334	$0.51
Vested options outstanding as of December 31, 2022	13,560,000	$0.52